SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [  ]: Amendment Number:
This Amendment  (Check only one.); [  ]  is a restatement
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Northern Capital Management
Address: 8018 Excelsior Drive, Suite 300
         Madison, WI 53717

Form 13F File Number: 28-1245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen L. Hawk
Title: Chairman and Chief Executive Officer
Phone: (608) 831-8018

Signature, Place, and Date of Signing:

       Stephen L. Hawk       Madison, WI        April 9, 1999
         [Signature]        [City, State]          [Date]


Report Type  (Check only one.):

[ X ]    13F HOLDINGS REPORT.

[   ]    13F NOTICE.

[   ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:         NONE

Form 13F Information Table Entry Total:    100

Form 13F Information Table Value Total:    $1,065,860

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
FORM 13F INFORMATION TABLE

                                              VALUE    SHARES/   INVESTMENT      - - -VOTING AUTHORITY - - -
NAME OF ISSUER       TITLE OF CLASS CUSIP     (x$1000) PRN AMT   DISCRETION MNGR SOLE      SHARED   NONE
-------------------- -------------- --------- -------- --------- ---------- ---- --------- -------- --------
3 Com Corp.          Common         885535104      331    14,200 SOLE                                 14,200
Abbott Lab.          Common         002824100   21,414   457,445 SOLE              412,045            45,400
Alltel Corp.         Common         020039103      222     3,556 SOLE                3,556
Ambac Fin. Grp.      Common         023139108   18,939   350,715 SOLE              318,095            32,620
Amer. Home Prod.     Common         026609107    2,360    36,162 SOLE               36,162
Amer. Int'l Grp.     Common         026874107   11,904    98,687 SOLE               89,463             9,224
Ameritech Corp.      Common         030954101   13,990   242,775 SOLE              205,175            37,600
Amgen, Inc.          Common         031162100   23,828   318,240 SOLE              288,400            29,840
AMP, Inc.            Common         031897101      417     7,800 SOLE                7,800
Anchor BanCorp.      Common         032839102      308    20,000 SOLE               20,000
Anheuser Busch Co.   Common         035229103    1,444    18,902 SOLE               18,902
Ascend Comm.         Common         043491109      425     5,075 SOLE                5,075
AT&T Corp.           Common         001957109   34,317   429,969 SOLE              391,288            38,681
AT&T Liberty Media   Class A Common 001957208   24,984   475,042 SOLE              432,842            42,200
Automatic Data Proc  Common         053015103      466    11,256 SOLE               11,256
Avery Dennison       Common         053611109   11,442   198,990 SOLE              179,140            19,850
B J Services         Common         055482103      356    15,200 SOLE               15,200
Banc One Corp.       Common         059438101    1,159    21,053 SOLE               21,053
BankAmerica Corp.    Common         06605F102   15,107   213,900 SOLE              190,750            23,150
Baxter Intl.         Common         071813109   15,638   236,940 SOLE              212,665            24,275
Boeing Co.           Common         097023105   10,493   308,630 SOLE              279,530            29,100
Borders Group        Common         099709107      422    30,000 SOLE               30,000
BP Amoco             ADS            055622104      211     2,087 SOLE                2,087
Bristol Myers Squib  Common         110122108   45,908   713,825 SOLE              629,585            84,240
C V S Corp.          Common         126650100   14,223   300,230 SOLE              269,380            30,850
Cendant Corp.        Common         151313103   18,543 1,177,330 SOLE            1,062,955           114,375
Chase Manhattan      Common         16161A108   13,608   167,350 SOLE              149,500            17,850
Citigroup Inc.       Common         172967101   21,916   343,115 SOLE              307,440            35,675
Clorox Company       Common         189054109   12,485   106,535 SOLE               95,785            10,750
Coca Cola Co.        Common         191216100   18,931   308,445 SOLE              274,945            33,500
Colgate Palmolive    Common         194162103   11,574   125,800 SOLE              109,250            16,550
Compaq Computer      Common         204493100   10,705   337,155 SOLE              300,505            36,650
Computer Assoc.      Common         204912109      720    20,237 SOLE               20,237
Computer Sciences    Common         205363104   12,671   229,600 SOLE              204,075            25,525
Conagra, Inc.        Common         205887102      651    25,390 SOLE               25,390
Corning, Inc.        Common         219350105      772    12,865 SOLE               12,865
D S T Systems        Common         233326107    1,354    22,550 SOLE               22,550
Dayton Hudson Corp.  Common         239753106   39,121   587,180 SOLE              524,930            62,250
Dial Corp.           Common         25247D101    1,783    51,875 SOLE               51,875
DuPont EI DeNemours  Common         263534109   21,129   362,730 SOLE              325,730            37,000
Electronic Data Sys. Common         285661104      716    14,715 SOLE               14,715
EMC Corp.            Common         268648102   21,990   172,130 SOLE              152,880            19,250
Enron Corp.          Common         293561106    4,724    73,525 SOLE               73,525
Fannie Mae           Common         313586109   15,982   230,789 SOLE              211,469            19,320
First Data Corp.     Common         319963104   41,523   971,303 SOLE              870,797           100,506
Fiserv, Inc.         Common         337738108      881    16,425 SOLE               16,425
General Electric     Common         369604103   42,311   382,040 SOLE              341,090            40,950
Gillette Co.         Common         375766102   24,344   409,572 SOLE              359,672            49,900
Heinz, H.J. Co.      Common         423074103      630    13,300 SOLE               13,300
Hewlett Packard      Common         428236103      211     3,115 SOLE                3,115
Home Depot Inc.      Common         437076102   20,043   321,975 SOLE              287,725            34,250
Household Intl.      Common         441815107   15,555   340,925 SOLE              304,825            36,100
Inacom Corp.         Common         45323G109       78    10,000 SOLE               10,000
Intel Corp           Common         458140100   29,151   244,710 SOLE              219,710            25,000
Intl. Business Mach. Common         459200101      922     5,195 SOLE                5,195
Intl. Game Tech.     Common         459902102      836    57,150 SOLE               57,150
Johnson & Johnson    Common         478160104      909     9,700 SOLE                9,700
Kroger Co.           Common         501044101   14,208   237,300 SOLE              210,775            26,525
Lauder, Estee Co.    Class A        518439104      888     9,400 SOLE                9,400
Lilly Eli & Co.      Common         532457108   26,138   307,500 SOLE              271,875            35,625
Lucent Technologies  Common         549463107   13,439   124,432 SOLE              106,682            17,750
M G I C Investment   Common         552848103      470    13,409 SOLE               13,409
Marriott Intl.       Common         571900109      542    16,120 SOLE               16,120
Marshall & Ilsley    Common         571834100      463     8,350 SOLE                8,350
Masco Corp.          Common         574599106    9,875   349,575 SOLE              314,200            35,375
MBNA Corporation     Common         55262L100   17,188   719,912 SOLE              641,062            78,850
Mc Donalds Corp.     Common         580135101    1,572    34,700 SOLE               34,700
MCI Worldcom, Inc.   Common         552673105   16,555   186,932 SOLE              170,655            16,277
Media One Group      Common         58440J104    2,121    33,400 SOLE               33,400
Medtronic, Inc.      Common         585055106   15,545   216,650 SOLE              193,500            23,150
Merck & Co. Inc.     Common         589331107    2,806    35,015 SOLE               28,665             6,350
Microsoft Corp.      Common         594918104   36,704   409,525 SOLE              361,825            47,700
Mobil Corp.          Common         607059102    1,012    11,500 SOLE                2,500             9,000
Monsanto Co.         Common         611662107    1,128    24,550 SOLE               24,550
Nabisco Hldgs. Corp. Class A        629526104      897    21,570 SOLE               21,570
Noble Drilling Corp. Common         655042109      521    30,000 SOLE               30,000
Nortel Networks      Common         665815106   34,010   547,443 SOLE              505,228            42,215
Oracle Corp.         Common         68389X105   13,447   509,825 SOLE              454,000            55,825
Peoplesoft           Common         712713106      351    23,990 SOLE               23,990
Pepsico, Inc.        Common         713448108   12,813   326,979 SOLE              293,509            33,470
Pfizer, Inc.         Common         717081103   25,597   184,485 SOLE              167,260            17,225
Pioneer Hi Bred Int. Common         723686101      437    11,625 SOLE               11,625
Precision Castparts  Common         740189105      301     7,490 SOLE                7,490
Proctor & Gamble Co. Common         742718109    1,281    13,075 SOLE               13,075
Ralston Purina Co.   Com Ral-Pur GP 751277302   15,221   570,325 SOLE              512,250            58,075
Royal Dutch Petro.   NY REG GLD1.25 780257804   23,257   447,250 SOLE              411,750            35,500
Sara Lee Corp.       Common         803111103   15,741   636,000 SOLE              580,800            55,200
SBC Comm. Inc.       Common         78387G103    5,758   122,191 SOLE              122,191
Schering Plough      Common         806605101      357     6,454 SOLE                6,454
Schlumberger Ltd.    Common         806857108    3,364    55,900 SOLE               55,900
Sybron Corp.         Common         87114F106      519    20,770 SOLE               20,770
Time Warner, Inc.    Common         887315109      375     5,300 SOLE                                  5,300
Tyco Intl. Ltd.      Common         902124106   14,289   199,150 SOLE              177,650            21,500
U.S. Industries Inc. Common         912080108   14,955   909,815 SOLE              793,578           116,237
Walgreen Co.         Common         931422109    1,823    64,540 SOLE               64,540
Walmart Stores, Inc. Common         931142103    6,658    72,125 SOLE               65,675             6,450
Walt Disney Co.      Common         254687106      487    15,650 SOLE               15,650
Warner-Lambert Co.   Common         934488107    8,651   130,575 SOLE              111,375            19,200
Waste Management     Common         94106K101   13,416   301,476 SOLE              270,026            31,450
Xerox Corp.          Common         984121103   13,607   261,045 SOLE              236,155            24,890